Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligation Disclosure1 [Abstract]
Schedule of Change in Asset Retirement Obligation	A continuity of the decommissioning liability is as follows:

Total
Balance – current and non-current portion December 31, 2020	$75.2
Reclamation expenditures	(1.2)
Accretion expense	2.3
Revisions to expected discounted cash flows	29.8
Balance – current and non-current portion December 31, 2021	$106.1
Reclamation expenditures	(0.4)
Accretion expense	4.2
Revisions to expected discounted cash flows	6.7
Balance – current and non-current portion December 31, 2022	$116.6
Less: Current portion of decommissioning liability [1]	(8.5)
Balance – non-current portion December 31, 2022	$108.1
1. The current portion of decommissioning liability is included in accounts payable and accrued liabilities (note 10)